Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	120,000,000	120,000,000
Common stock, shares issued	99,517,764	85,567,021
Common stock, shares outstanding	99,512,886	85,564,435